Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Weighted Average Fair Value of Stock Options Granted

The average grant date fair value of stock options granted during 2015, 2014 and 2013 was estimated at $16.72, $17.35 and $15.61 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2015	2014	2013
Risk-free interest rate	1.1%	1.1%	0.9%
Dividend yield	2.3%	2.3%	2.3%
Expected life in years	3.4	3.9	4.1
Expected volatility	24.0%	28.0%	34.0%

Schedule of Number of Restricted Stock Units

Information on the number of RSUs and stock options related to the Plan during the period of 2013 to 2015 is as follows:

RSUs	2015	2014	2013
Outstanding at beginning of year	198,285	204,277	211,618
Granted	74,908	64,223	91,230
Shares issued	(58,186)	(56,184)	(84,342)
Cancelled/Forfeited/Expired	(10,455)	(14,031)	(14,229)

Outstanding at end of year	204,552	198,285	204,277

Schedule of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2012	1,012,230	$53.91
Granted	273,541	69.18
Exercised	(437,751)	53.58
Cancelled/Forfeited/Expired	(16,319)	49.25

Outstanding at Dec 31, 2013	831,701	$59.20
Granted	192,665	94.87
Exercised	(471,732)	60.78
Cancelled/Forfeited/Expired	(13,809)	66.23

Outstanding at Dec 31, 2014	538,825	$70.38
Granted	187,996	113.51
Exercised	(244,182)	68.82
Cancelled/Forfeited/Expired	(9,588)	92.70

Outstanding at Dec 31, 2015	473,051	$87.88

Schedule of Options Exercisable

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2012	1,012,230	$53.91
Granted	273,541	69.18
Exercised	(437,751)	53.58
Cancelled/Forfeited/Expired	(16,319)	49.25

Outstanding at Dec 31, 2013	831,701	$59.20
Granted	192,665	94.87
Exercised	(471,732)	60.78
Cancelled/Forfeited/Expired	(13,809)	66.23

Outstanding at Dec 31, 2014	538,825	$70.38
Granted	187,996	113.51
Exercised	(244,182)	68.82
Cancelled/Forfeited/Expired	(9,588)	92.70

Outstanding at Dec 31, 2015	473,051	$87.88

OPTIONS EXERCISABLE
At December 31, 2013	559,483	$54.34
At December 31, 2014	349,190	$57.08
At December 31, 2015	290,487	$71.76

Summary of Stock Options Outstanding and Exercisable

The following summarizes information about stock options outstanding and exercisable on December 31, 2015:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	20,800	3.14	$16.31
$44.70 - $49.60	28,830	3.38	$45.60
$51.67 - $59.01	19,524	1.71	$54.73
$67.00 - $69.18	88,058	6.80	$68.44
$72.95 - $94.87	133,275	7.58	$90.77
$113.36 - $126.46	182,564	9.13	$113.51

	473,051	7.34	$87.88

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	20,800	3.14	$16.31
$44.70 - $49.60	28,830	3.38	$45.60
$51.67 - $59.01	19,524	1.71	$54.73
$67.00 - $69.18	88,058	6.80	$68.44
$72.95 - $94.87	133,275	7.58	$90.77
$113.36 - $126.46	—	—	—

	290,487	6.22	$71.76